Schedule of share capital shares (Details)		Apr. 30, 2025 USD ($) $ / shares shares	Apr. 30, 2025 SGD ($) shares	Apr. 30, 2024 USD ($) shares	Apr. 30, 2024 SGD ($) shares
IfrsStatementLineItems [Line Items]
Number of shares authorized		20,000,000,000	20,000,000,000
Par value per share | $ / shares		$ 0.000025
Paid-up share capital	[1]	$ 66,328	$ 86,585		$ 86,585
Issued capital [member]
IfrsStatementLineItems [Line Items]
Issuance of shares		33,350,000	33,350,000	33,350,000	33,350,000
Paid-up share capital		$ 66,328	$ 86,585	$ 66,328	$ 86,585

[1]	Giving retroactive effect to reflect the reorganization and issuance of ordinary shares which are detailed in Note 1.